Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEO's ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	USLM Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Thousands of $)	EBITDA (Thousands of $)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2024	7,745,413	15,582,727	381,125	569,095	753.94	224.41	108,839	160,844
2023	5,804,142	7,552,783	350,559	395,137	260.97	182.76	74,549	117,449
2022	4,149,736	4,293,399	300,169	306,538	158.81	129.82	45,429	78,999
2021	3,568,689	3,858,073	284,749	293,920	144.58	166.34	37,045	67,667
2020	3,078,464	3,195,964	267,293	281,261	127.17	102.26	28,223	55,356

(a)  Reflects compensation amounts reported in the Summary Compensation Table (“SCT”) for our CEO, Timothy W. Byrne, for the respective years shown.

(b)  “Compensation Actually Paid to CEO” in 2024 reflects the amount in (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules:

Covered Year
2024
SCT Total Compensation	$7,745,413
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(6,305,150)
Plus: Fair Value for Outstanding Unvested Stock and Option Awards Granted in the Covered Year as of Year End	6,305,150
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	961,308
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	6,863,506
Plus: Dollar value of Dividends or Distributions Paid on Equity Awards during the Covered Year	12,500
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-
Compensation Actually Paid	$15,582,727

(c)  The following non-CEO named executive officers are included in the average figures shown:

2024:  John J. Gagnon, Nathan M. O’Neill, Timothy W. Stone, and Michael L. Wiedemer

2023:  John J. Gagnon, Nathan M. O’Neill, Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

2022:  John J. Gagnon, Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

2021 and 2020:  Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

(d)  “Average Compensation Actually Paid to Non-CEO NEOs” in 2024 reflects the amount set forth in (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules:

Covered Year
2024
SCT Total Compensation	$381,125
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(52,504)
Plus: Fair Value for Outstanding Unvested Stock and Option Awards Granted in the Covered Year as of Year End	139,377
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	96,745
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	3,919
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	-
Plus: Dollar Value of Dividends or Distributions Paid on Equity Awards during the Covered Year	433
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-
Compensation Actually Paid	$569,095

(e)  For the relevant year, represents the cumulative total shareholder return (“TSR”) of the company for the measurement periods ending on December 31, of each of 2024, 2023, 2022, 2021 and 2020, respectively.  TSR assumes that the value of the investment in the company’s common stock was $100 on December 31, 2019, and that all cash dividends have been reinvested.

(f)  For the relevant year, represents the cumulative TSR of a peer group index consisting of Eagle Materials, Inc., Mineral Technologies, Inc., and Summit Materials Inc. for the measurement periods ending on December 31, of each of 2024, 2023, 2022, 2021, and 2020, respectively.  TSR assumes that the value of the investment in the peer group index was $100 on December 31, 2019, and that all cash dividends have been reinvested.

(g)  For the relevant year, represents “Net Income” in the company’s Consolidated Statements of Income included in the company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

(h)  For the relevant year, represents “EBITDA,” which is net income before interest expense, income tax expense, depreciation, depletion, and amortization.  EBITDA is a non-GAAP financial measure that the company’s management, investors and others use to measure a company’s operating performance and ability to incur and service debt, and forms of which are used to determine the EBITDA cash bonus for Mr. Byrne pursuant to his Employment Agreement and the compensation of other named executive officers and to determine the interest rate applicable under the company’s revolving credit facility.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote

(a)  Reflects compensation amounts reported in the Summary Compensation Table (“SCT”) for our CEO, Timothy W. Byrne, for the respective years shown.

(c)  The following non-CEO named executive officers are included in the average figures shown:

2024:  John J. Gagnon, Nathan M. O’Neill, Timothy W. Stone, and Michael L. Wiedemer

2023:  John J. Gagnon, Nathan M. O’Neill, Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

2022:  John J. Gagnon, Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

2021 and 2020:  Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

Peer Group Issuers, Footnote

(f)  For the relevant year, represents the cumulative TSR of a peer group index consisting of Eagle Materials, Inc., Mineral Technologies, Inc., and Summit Materials Inc. for the measurement periods ending on December 31, of each of 2024, 2023, 2022, 2021, and 2020, respectively.  TSR assumes that the value of the investment in the peer group index was $100 on December 31, 2019, and that all cash dividends have been reinvested.

PEO Total Compensation Amount	$ 7,745,413	$ 5,804,142	$ 4,149,736	$ 3,568,689	$ 3,078,464
PEO Actually Paid Compensation Amount	$ 15,582,727	7,552,783	4,293,399	3,858,073	3,195,964
Adjustment To PEO Compensation, Footnote

(b)  “Compensation Actually Paid to CEO” in 2024 reflects the amount in (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules:

Covered Year
2024
SCT Total Compensation	$7,745,413
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(6,305,150)
Plus: Fair Value for Outstanding Unvested Stock and Option Awards Granted in the Covered Year as of Year End	6,305,150
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	961,308
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	6,863,506
Plus: Dollar value of Dividends or Distributions Paid on Equity Awards during the Covered Year	12,500
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	-
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-
Compensation Actually Paid	$15,582,727

Non-PEO NEO Average Total Compensation Amount	$ 381,125	350,559	300,169	284,749	267,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 569,095	395,137	306,538	293,920	281,261
Adjustment to Non-PEO NEO Compensation Footnote

(d)  “Average Compensation Actually Paid to Non-CEO NEOs” in 2024 reflects the amount set forth in (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules:

Covered Year
2024
SCT Total Compensation	$381,125
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(52,504)
Plus: Fair Value for Outstanding Unvested Stock and Option Awards Granted in the Covered Year as of Year End	139,377
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	96,745
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	3,919
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	-
Plus: Dollar Value of Dividends or Distributions Paid on Equity Awards during the Covered Year	433
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-
Compensation Actually Paid	$569,095

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Pay and Performance

Set forth below is a table showing the relationship of percentage changes over the prior year between various financial measures and compensation actually paid to our CEO and other named executive officers:

	Percentage Change from Prior Year
	2020	2021	2022	2023	2024
Compensation Actually Paid to CEO	17.3%	20.7%	11.1%	75.9%	106.3%
Average Compensation Actually Paid to Non-CEO NEOs	4.9%	4.5%	4.3%	28.9%	44.0%
USLM Total Shareholder Return	27.2%	13.7%	9.8%	64.3%	188.9%
Peer Group Total Shareholder Return	2.3%	62.7%	(22.0%)	40.8%	22.8%
Net Income	8.3%	31.3%	22.6%	64.1%	46.0%
EBITDA	11.4%	22.2%	16.7%	48.7%	36.9%

Compensation Actually Paid vs. Net Income

Relationship Between Pay and Performance

Set forth below is a table showing the relationship of percentage changes over the prior year between various financial measures and compensation actually paid to our CEO and other named executive officers:

	Percentage Change from Prior Year
	2020	2021	2022	2023	2024
Compensation Actually Paid to CEO	17.3%	20.7%	11.1%	75.9%	106.3%
Average Compensation Actually Paid to Non-CEO NEOs	4.9%	4.5%	4.3%	28.9%	44.0%
USLM Total Shareholder Return	27.2%	13.7%	9.8%	64.3%	188.9%
Peer Group Total Shareholder Return	2.3%	62.7%	(22.0%)	40.8%	22.8%
Net Income	8.3%	31.3%	22.6%	64.1%	46.0%
EBITDA	11.4%	22.2%	16.7%	48.7%	36.9%

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Pay and Performance

Set forth below is a table showing the relationship of percentage changes over the prior year between various financial measures and compensation actually paid to our CEO and other named executive officers:

	Percentage Change from Prior Year
	2020	2021	2022	2023	2024
Compensation Actually Paid to CEO	17.3%	20.7%	11.1%	75.9%	106.3%
Average Compensation Actually Paid to Non-CEO NEOs	4.9%	4.5%	4.3%	28.9%	44.0%
USLM Total Shareholder Return	27.2%	13.7%	9.8%	64.3%	188.9%
Peer Group Total Shareholder Return	2.3%	62.7%	(22.0%)	40.8%	22.8%
Net Income	8.3%	31.3%	22.6%	64.1%	46.0%
EBITDA	11.4%	22.2%	16.7%	48.7%	36.9%

Total Shareholder Return Vs Peer Group

Relationship Between Pay and Performance

Set forth below is a table showing the relationship of percentage changes over the prior year between various financial measures and compensation actually paid to our CEO and other named executive officers:

	Percentage Change from Prior Year
	2020	2021	2022	2023	2024
Compensation Actually Paid to CEO	17.3%	20.7%	11.1%	75.9%	106.3%
Average Compensation Actually Paid to Non-CEO NEOs	4.9%	4.5%	4.3%	28.9%	44.0%
USLM Total Shareholder Return	27.2%	13.7%	9.8%	64.3%	188.9%
Peer Group Total Shareholder Return	2.3%	62.7%	(22.0%)	40.8%	22.8%
Net Income	8.3%	31.3%	22.6%	64.1%	46.0%
EBITDA	11.4%	22.2%	16.7%	48.7%	36.9%

Tabular List, Table

Modernization,
		Human	Expansion and
	Succession	Capital	Development	Cost Savings		ESG and
Name	Planning	Development	Projects	and Efficiencies	Acquisitions	Sustainability
Timothy W. Byrne	✓	✓	✓	✓	✓	✓
John J. Gagnon		✓		✓	✓
Nathan M. O'Neill	✓	✓	✓	✓	✓
Timothy W. Stone		✓	✓		✓
Michael L. Wiedemer		✓		✓	✓	✓

Total Shareholder Return Amount	$ 753.94	260.97	158.81	144.58	127.17
Peer Group Total Shareholder Return Amount	224.41	182.76	129.82	166.34	102.26
Net Income (Loss)	$ 108,839,000	$ 74,549,000	$ 45,429,000	$ 37,045,000	$ 28,223,000
Company Selected Measure Amount	160,844,000	117,449,000	78,999,000	67,667,000	55,356,000
PEO Name	Timothy W. Byrne
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description

(h)  For the relevant year, represents “EBITDA,” which is net income before interest expense, income tax expense, depreciation, depletion, and amortization.  EBITDA is a non-GAAP financial measure that the company’s management, investors and others use to measure a company’s operating performance and ability to incur and service debt, and forms of which are used to determine the EBITDA cash bonus for Mr. Byrne pursuant to his Employment Agreement and the compensation of other named executive officers and to determine the interest rate applicable under the company’s revolving credit facility.

Measure:: 2
Pay vs Performance Disclosure
Name	Succession Planning
Measure:: 3
Pay vs Performance Disclosure
Name	Human Capital Development
Measure:: 4
Pay vs Performance Disclosure
Name	Modernization, Expansion and Development Projects
Measure:: 5
Pay vs Performance Disclosure
Name	Cost Savings and Efficiencies
Measure:: 6
Pay vs Performance Disclosure
Name	Acquisitions
Measure:: 7
Pay vs Performance Disclosure
Name	ESG and Sustainability
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,305,150)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,305,150
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	961,308
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,863,506
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,500
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,504)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,377
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,745
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,919
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 433